Accounts Receivable, Net - Schedule of Allowance for Credit Losses Movement (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net - Schedule of Allowance for Credit Losses Movement (Details) [Line Items]
Beginning balance	$ (1,928,486)
Provision for credit loss	(1,109,347)	1,933,661
Foreign exchange translation	68,427	(5,175)
Ending balance	$ (2,969,406)	$ (1,928,486)